Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	$ 1,571,763	$ 15,125,374	$ 1,463,566
Liabilities	1,363,406	13,941,229	1,313,274
Equity	176,311	910,962	154,827
Net income	32,046	273,183	(4,535)
Redbanc S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	27,330	30,518	28,410
Liabilities	14,862	19,150	18,475
Equity	11,712	9,657	8,522
Net income	756	1,711	1,413
Transbank S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	1,409,045	14,982,071	1,317,587
Liabilities	1,278,102	13,872,786	1,232,689
Equity	111,143	848,977	97,337
Net income	19,800	260,308	(12,439)
Centro de Compensación Automatizado S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	17,362	19,342	13,247
Liabilities	3,280	4,295	2,519
Equity	9,024	10,345	8,100
Net income	5,058	4,702	2,628
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	8,389	7,717	6,676
Liabilities		463	358
Equity	7,205	5,746	5,143
Net income	1,184	1,508	1,175
Cámara de Compensación de Alto Valor S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	9,167	8,357	7,569
Liabilities	1,343	1,004	931
Equity	7,252	6,423	6,246
Net income	572	930	392
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	67,582	60,738	54,437
Liabilities	47,241	40,113	35,279
Equity	16,725	16,604	17,233
Net income	3,616	4,021	1,925
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates [Line Items]
Assets	32,888	16,631	35,640
Liabilities	18,578	3,418	23,023
Equity	13,250	13,210	12,246
Net income	$ 1,060	$ 3	$ 371